Common shareholder's equity, mezzanine equity, and non controlling interests - Additional paid-in surplus (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Additional paid-in surplus (Details)
Reimbursement for retention bonuses(1)	$ 1.9		$ 9.0	$ 10.8	$ 14.5
Reimbursement for performance shares(1)		$ 1.4	2.5	2.5	5.4
Reimbursement for transaction bonuses(1)					30.5
Excess of fair value received over equity method carrying value of OneBeacon(2)					22.1
Reimbursement for ILW parent covers(3)					16.5
Other					0.6
Total Additional paid-in surplus	$ 1.9	$ 1.4	$ 11.5	$ 13.3	$ 89.6